SEGMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Information [Line Items]
Net revenues	$ 20,314	$ 20,317	$ 18,312
Branded CNS [Member]
Product Information [Line Items]
Net revenues	5,505	5,464	4,412
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	905	856	878
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	463	448	438
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	982	860	268
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	547	522	497
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	4,328	3,996	3,570
Branded C N S Provigil [Member]
Product Information [Line Items]
Net revenues	91	417	350
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	371	330	290
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	320	347	86
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	429	406	436
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	328	297	305
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	709	608	131
Branded [Member]
Product Information [Line Items]
Net revenues	$ 8,402	$ 8,150	$ 6,493